Description of the Plan - Forfeitures and plan benefits (Details) - The Magna Group of Companies Retirement Savings Plans - Deferred Profit - Sharing $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) age item	Dec. 31, 2024 USD ($)
Description of the Plan
Number of consecutive one-year breaks in service for forfeiture | item	5
Service break period	1 year
Allocated forfeitures	$ 357	$ 360
Forfeited nonvested accounts	$ 459	$ 452
Continuous years of service for vested benefits distribution	10 years
Participant age for distribution of vested benefits | age	55